OMB Number: 3235-0675

UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION 15G OF

THE SECURITIES EXCHANGE ACT OF 1934

GOAL STRUCTURED SOLUTIONS, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

__X__	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2021 to December 31, 2021

Date of Report (Date of filing): February 14, 2022

Commission File Number of securitizer:025-02677

Central Index Key Number of securitizer:0001666411

Lisa Cohen (619-684-2222)

Name and telephone number, including area code, of the person to contact in connection with this filing.

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1) [ ]

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i) [ ]

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii) [X]

____	Rule 15Ga-2 under the Exchange Act (17 CFR 240.15Ga-2)

Central Index Key Number of depositor:

(Exact name of issuing entity as specified in its charter)

Central Index Key Number of issuing entity (if applicable): ______________

Central Index Key Number of underwriter (if applicable): ________________

Name and telephone number, including area code, of the person to contact in connection with this filing

1 Goal Structured Solutions, LLC, as securitizer, is filing this Form ABS 15G with respect to all asset backed securities for which it acted as sponsor and were outstanding and held by non affiliates during the reporting period, which consisted of securities backed by student loans. This filing also covers the activities of Goal Structured Solutions, LLC affiliated issuers during the reporting period that have been acquired by Goal Structured Solutions, LLC.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.02 Periodic Filing of Rule 15Ga-1 Representations and Warranties Disclosure(2)

No activity to report for this period pursuant to Rule 15Ga-1(c)(2)(ii).

2 In connection with the preparation of this filing, we undertook the following steps to gather the information required by this Form ABS-15G and Rule 15Ga-1: (i) identifying all asset-backed securities transactions in which we acted as a securitizer that were not the subject of a filing on Form ABS-15G by an affiliated securitizer, (ii) performing a diligent search of our records and the records of affiliates that acted as securitizers in our transactions for all relevant information, (iii) reviewing appropriate documentation from all relevant transactions to determine the parties responsible for enforcing representations and warranties, and other parties who might have received repurchase requests (such parties, “Demand Entities”) and (iv) making written request of, or entering into a written agreement with, each Demand Entity to provide any information in its possession regarding requests or demands to repurchase any loans for a breach of a representation or warranty with respect to any relevant transaction. We followed up written requests made of Demand Entities as we deemed appropriate.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

GOAL STRUCTURED SOLUTIONS, LLC

Date: February 14, 2022		/s/ Ken Ruggiero
	Name:	Ken Ruggiero
	Title:	President